Acquisitions and disposals of subsidiaries	12 Months Ended
Dec. 31, 2018
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Acquisitions and disposals of subsidiaries
6.	Acquisitions and disposals of subsidiaries

The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for 31 December 2018 and 31 December 2017:

Million US dollar	2018 Acquisitions	2017 Acquisitions	2018 Disposals	2017 Disposals
Non-current assets
Property, plant and equipment	2	169	(310)	—
Intangible assets	24	417	(17)	—
Deferred tax assets	23	—	—	—
Trade and other receivables	—	1	(86)	—
Current assets
Inventories	17	9	(84)	—
Income tax receivables	—	—	(2)	—
Trade and other receivables	2	20	(79)	—
Cash and cash equivalents	8	5	(6)	—
Assets held for sale	—	27	(27)	—
Non-current liabilities
Interest-bearing loans and borrowings	(3)	(1)	—	—
Deferred tax liabilities	—	(74)	4	—
Current liabilities
Trade and other payables	(19)	(24)	406	—

Net identifiable assets and liabilities	54	549	(201)	—
Non-controlling interest	—	(114)	1	—
Goodwill on acquisitions and goodwill disposed of	107	398	(652)	—
Loss/(gain) on disposal	—	—	(15)	(42)
Consideration to be (paid)/received	(112)	(375)	47	—
Net cash paid on prior years acquisitions	68	136	—	—
Recycling of cumulative translation adjustment in respect of net assets	—	—	(584)	—
Contribution in kind	—	—	1 150	—

Consideration paid/(received)	117	594	(254)	(42)
Cash (acquired)/ disposed of	(5)	(5)	(3)	—

Net cash outflow / (inflow)	112	589	(257)	(42)

On 30 March 2018, AB InBev completed the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses. Following the closing of the transaction, the operations of AB InBev and Anadolu Efes in Russia and Ukraine are combined under AB InBev Efes. The combined business is fully consolidated in the Anadolu Efes financial accounts. As a result of the transaction, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes under the equity method as of that date. See also Note 16 Investments in associates.

The transaction described above involved the contribution by AB InBev of its existing Russia and Ukraine businesses to AB InBev Efes in exchange for a 50% ownership in AB InBev Efes. In line with IFRS, the contribution by AB InBev of its existing Russia and Ukraine businesses to AB InBev Efes, with AB InBev losing control, is accounted for as a deemed disposal and the 50% non-controlling interest AB InBev received in AB InBev Efes in exchange for such contribution is accounted for as a deemed acquisition of an investment in associate, with both acquisition and disposal measured at their fair value estimated at 1.15 billion US dollar representing the estimated value of the 50 % investment AB InBev will hold in AB InBev Efes after adjustment for net debt.

When a parent loses control of a subsidiary, IFRS 10 requires all assets and liabilities of the former subsidiary to be derecognized and any gain or loss associated with the deemed disposal interest to be recognized in the consolidated income statement. IFRS also requires that any amounts previously recognized in the consolidated statement of other comprehensive income, including historical translation adjustments, be recycled to the consolidated income statement, at the date when control is lost.

AB InBev has derecognized 573m US dollar net assets related to its former Russia and Ukraine businesses and has recycled 584m US dollar from other comprehensive income to the consolidated income statement, resulting in a net exceptional, non-cash loss of 7m US dollar (see also Note 8 Exceptional items).

In the first quarter of 2017, AB InBev and Keurig Green Mountain, Inc. established a joint venture for conducting research and development of an in-home alcohol drink system, focusing on the US and Canadian markets. The transaction included the contribution of intellectual property and manufacturing assets from Keurig Green Mountain, Inc. Pursuant to the terms of the joint venture agreement, AB InBev owns 70% of the voting and economic interest in the joint venture. Under IFRS, this transaction was accounted for as a business combination as AB InBev was deemed as the accounting acquirer as per IFRS rules.

The company undertook a series of additional acquisitions and disposals during 2017 and 2018, with no significant impact in the company’s consolidated financial statements.